Description of the Business and Summary of Significant Accounting Policies - Software, net (Details)	12 Months Ended
Dec. 31, 2015
Minimum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	2 years
Maximum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	16 years
Internal use software | Minimum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	2 years
Internal use software | Maximum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	10 years
External use software | Minimum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	8 years
External use software | Maximum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	10 years
Regulatory approval costs | Minimum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	2 years
Regulatory approval costs | Maximum
Property, Plant and Equipment [Line Items]
Useful life minimum (in years)	4 years